SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of goods sold
Cost of materials	$ 41,179	$ 36,154	$ 38,848
Salary and related expenses	13,137	10,596	9,991
Depreciation and amortization	2,504	2,443	2,383
Energy	1,202	959	922
Subcontractors	3,995	2,833	2,112
Other manufacturing expenses	1,572	1,057	1,220
Total expenses	63,589	54,042	55,476
Decrease (increase) in inventories	7,148	2,092	(935)
Total cost of revenues	70,737	56,134	54,541
Research and development
Salary and related expenses	6,413	5,237	4,566
Subcontractors	3,392	8,318	8,002
Materials and allocation of facility costs	1,101	1,907	3,386
Others	1,067	783	576
Research and development expenses	11,973	16,245	16,530
Selling and marketing
Salary and related expenses	1,470	1,272	1,227
Marketing support	95	79	368
Packing, shipping and delivery	607	494	454
Marketing and advertising	627	337	560
Registration and marketing fees	1,162	796	794
Others	437	265	249
Selling and marketing expenses	4,398	3,243	3,652
General and administrative
Salary and related expenses	3,138	3,029	2,604
Employees welfare	2,182	1,465	1,391
Professional fees	1,497	1,378	1,482
Depreciation, amortization and impairment	649	712	524
Others	807	769	606
General and administrative expenses	8,273	7,353	6,607
Financial incomes
Interest income and gains from marketable securities	500	469	463
Financial expenses
Interest and amortization from debentures			731
Fees and interest paid to financial institutions	162	126	111
Others			92
Financial expense	$ 162	$ 126	$ 934